Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events
15.	Subsequent Events

On October 4, 2018 the Company received a notice from the New York Stock Exchange (the “NYSE”) that the Company had fallen below the NYSE’s continued listing standards relating to minimum average global market capitalization and total stockholders’ investment, which require that either its average global market capitalization be not less than $50 million over a consecutive 30 trading day period, or its total stockholders’ investment be not less than $50 million.

Pursuant to the NYSE continued listing standards, the Company timely notified the NYSE that it intends to submit a plan to the NYSE demonstrating how it intends to regain compliance with the continued listing standards within the required 18-month timeframe. The Company has 45 days to submit its plan to the NYSE. Upon receipt of the plan, the NYSE has 45 days to review and determine whether the Company has made a reasonable demonstration of its ability to come into conformity with the relevant continued listing standards within the 18-month cure period. During this process and during the 18-month cure period, the Company’s shares will continue to be listed and traded on the NYSE, subject to the Company’s compliance with other listing standards. The NYSE notification does not affect the Company’s business operations or its SEC reporting requirements.

The Company expects that the plan it will submit to the NYSE will include a discussion of the previously announced rights offering to existing holders of the Company’s common stock, which the Company believes would bring it into compliance with the NYSE’s continued listing standards relating to minimum average global market capitalization and total stockholders’ investment.

On October 12, 2018, the Company received a notice from the NYSE that it had fallen below the NYSE’s continued listing standard related to price criteria for common stock, which requires the average closing price of the Company’s common stock to equal at least $1.00 per share over a 30 consecutive trading day period. Pursuant to the NYSE listing standards, the Company timely notified the NYSE that it intends to cure the deficiency and regain compliance with the continued listing standard.

The Company has six months from its receipt of the notice to regain compliance with this listing standard. The Company can regain compliance with the standard if, on the last trading day of any calendar month during the six-month period following receipt of the notice or on April 12, 2019, which is the date that is six months following receipt of the notice, the Company’s common stock has a closing price of at least $1.00 per share and an average closing price of at least $1.00 per share over the previous 30 consecutive trading day period.

During the six-month cure period, the Company’s shares of common stock will continue to be listed and traded on the NYSE, subject to the company’s compliance with other listing standards. The NYSE notification does not affect the company’s business operations or its SEC reporting requirements.

16.	Subsequent Events

ABL Facility Amendments

On January 30, 2018, the Company entered into a Second Amendment to the ABL Facility. Pursuant to the Second Amendment the ABL Facility was further amended to, among other things: (i) permit the Company to enter into an investment agreement with Elliott providing for the issuance of up to $52.5 million of preferred stock; and (ii) increase the applicable margin related to the term loan facility to LIBOR Rate plus 2.25% or Base Rate plus 1.25%.

On March 14, 2018, the Company entered into a Third Amendment to the ABL Facility. Pursuant to the Third Amendment the ABL Facility was further amended to, among other things: (i) extend the date for delivery of the Company’s consolidated financial statements for the first three quarters of 2017 (unaudited) until April 30, 2018; (ii) extend the date for delivery of the Company’s consolidated financial statements for fiscal year 2017 (audited) until June 30, 2018; (iii) expand the permitted amount of capital leases and purchase money indebtedness from $35.0 million to $60.0 million; (iv) require us to pay for a new appraisal to be conducted by the administrative agent for the equipment pledged for the term loan within 60 days; (v) establish an additional availability reserve; and (vi) impose certain collateral reporting requirements.

Series E-1 Investment Agreement and related issuances

On March 1, 2018, the Company entered into the Series E-1 Investment Agreement with Elliott, pursuant to which the Company agreed to issue and sell to Elliott from time to time until July 30, 2018, an aggregate of up to 54,750 shares of a newly created class of Series E-1 Preferred Stock at a purchase price of $1,000 per share for the first 17,500 shares of Series E-1 Preferred Stock, $960 per share for the next 18,228 shares of Series E-1 Preferred Stock, and $920 per share for the final 19,022 shares of Series E-1 Preferred Stock. On March 1, 2018, the parties held an initial closing pursuant to which the Company issued and sold to Elliott 17,500 shares of Series E-1 Preferred Stock for an aggregate purchase price of $17.5 million. The proceeds of the sale of such shares of Series E-1 Preferred Stock were used to provide working capital to support the Company’s operations and future growth and to repay a portion of the indebtedness under our ABL Facility as required by the credit agreement governing that facility. On April 24, 2018, pursuant to the Series E-1 Investment Agreement with Elliott, the Company issued and sold to Elliott an additional 18,228 shares of Series E-1 Preferred Stock for an aggregate purchase price of $17.5 million. The proceeds of the sale of such shares of Series E-1 Preferred Stock were used to provide working capital to support the Company’s operations and future growth and to repay a portion of the indebtedness under the ABL Facility as required by the credit agreement governing that facility. Certain terms of the Series E-1 Preferred Stock are as follows:

Rank. The Series E-1 Preferred Stock, with respect to payment of dividends, redemption payments, rights (including as to the distribution of assets) upon liquidation, dissolution or winding up of the affairs of the Company, or otherwise, ranks (i) senior and prior to the Company’s common stock and other junior securities, and (ii) on parity with the Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock, and the Series E Preferred Stock.

Liquidation Value. Each share of Series E-1 Preferred Stock has an initial liquidation preference equal to $1,000 per share, plus accrued and unpaid dividends on such share (the “Series E-1 Liquidation Value”).

Dividends. Dividends are cumulative from May 2, 2017, which was the date of the Company’s original issuance of shares of preferred stock to Elliott (such date, the “Original Issuance Date”), as a percentage of the Series E-1 Liquidation Value as and when declared by the Company’s Board of Directors and accrue and compound if not paid in cash. Dividends accrue daily and compound quarterly, subject to any adjustments for Triggering Events (as defined in the Series E-1 Certificate of Designations). The annual dividend rate for the shares of Series E-1 Preferred Stock is equal to the sum of (i) Adjusted LIBOR (as defined in the Series E-1 Certificate of Designations), plus (ii) 5.25% per annum, plus (iii) an additional rate of 8.5%. The dividend rate increases by 3.0% per annum above the rates described in the preceding sentence upon and during any Triggering Events. Holders of shares of Series E-1 Preferred Stock are not entitled to participate in dividends or distributions of any nature paid on or in respect of the Common Stock.

Redemption at Maturity. On the sixth anniversary of the Original Issuance Date, the Company will have the obligation to redeem all outstanding shares of Series E-1 Preferred Stock for cash at the Series E-1 Liquidation Value.

Optional Redemption. The Company may redeem the shares of Series E-1 Preferred Stock at any time. The redemption of shares of Series E-1 Preferred Stock shall be at a purchase price per share, payable in cash, equal to (i) in the case of a an optional redemption effected on or after the 24 month anniversary of the Original Issuance Date, the Series E-1 Liquidation Value, (ii) in the case of an optional redemption effected on or after the 12 month anniversary of the Original Issuance Date and prior to the 24 month anniversary of the Original Issuance Date, 103.5% of the Series E-1 Liquidation Value and (iii) in the case of an optional redemption effected prior to the 12 month anniversary of the Original Issuance Closing Date, 106.5% of the Series E-1 Liquidation Value.

Change of Control. Upon the occurrence of a Change of Control (as defined in the Series E-1 Certificate of Designations), the holders of Series E-1 Preferred Stock may require redemption by the Company of the Series E-1 Preferred Stock at a purchase price per share, payable in cash, equal to either (i) 106.5% of the Series E-1 Liquidation Value if the Change of Control occurs prior to the 24 month anniversary of the Original Issuance Date, or (ii) the Series E-1 Liquidation Value if the Change of Control occurs after the 24 month anniversary of the Original Issuance Date.

Voting. The holders of Series E-1 Preferred Stock will generally not be entitled to vote on any matters submitted to a vote of the stockholders of the Company. So long as any shares of Series E-1 Preferred Stock are outstanding, the Company may not take certain actions without the prior approval of the Preferred Requisite Vote, voting as a separate class.